FINANCIAL RISK MANAGEMENT OBJECTIVES - Foreign Currency Sensitivity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
All foreign currencies combined	$ (8,159)	$ (1,253)